Other Liabilities (Tables)	12 Months Ended
Oct. 31, 2019
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Summary of Components of Other within Other Liablities
The components of other within other liabilities are as follows:

(Canadian $ in millions)	2019	2018
Accounts payable, accrued expenses and other items	8,613	8,152
Accrued interest payable	1,693	1,385
Cash collateral	5,128	5,466
Insurance-related liabilities	11,581	9,585
Liabilities of subsidiaries, other than deposits	7,934	9,283
Other employee future benefits liability (Note 21)	1,125	960
Payable to brokers, dealers and clients	2,204	1,898
Pension liability (Note 21)	329	256
Total	38,607	36,985
Certain comparative figures have been reclassified to conform with the current year’s presentation.

Summary of Reconciliation of the Change in Insurance Related Liabilities
A reconciliation of the change in insurance-related liabilities is as follows:

(Canadian $ in millions)	2019	2018
Insurance-related liabilities, beginning of year	9,585	8,959
Increase (decrease) in life insurance policy benefit liabilities from:
New business	706	742
In-force policies	906	(400)
Changes in actuarial assumptions and methodology	23	3
Net increase in life insurance policy benefit liabilities	1,635	345
Change in other insurance-related liabilities	361	281
Insurance-related liabilities, end of year	11,581	9,585

Summary of Reinsurance Premiums Ceded	Statement of Income for the years ended October 31, 2019, 2018 and 2017, as shown in the table below:

(Canadian $ in millions)	2019	2018	2017
Direct premium income	1,944	1,976	1,750
Ceded premiums	(158)	(148)	(157)
	1,786	1,828	1,593